Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LONGLEAF PARTNERS FUNDS TRUST
Entity Central Index Key	0000806636
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000025443
Shareholder Report [Line Items]
Fund Name	Longleaf Partners Fund
Trading Symbol	LLPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Longleaf Partners Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Fund	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Longleaf Partners Fund returned 8.80% for 2024 versus the S&P 500’s 25.02% and the Russell 1000 Value’s 14.37%. We grew your money since we wrote to you last January, delivering double-digit returns in aggregate on our investments we still own today while holding more cash than normal. While the fourth quarter was disappointing compared to the market on the short-term scoreboard, the good news is that we improved the portfolio qualitatively and quantitatively through disciplined buying and selling.

Notable contributors

• CNX Resources, Kellanova, Fidelity National Information Services, RTX, PayPal

Notable detractors

• Warner Bros. Discovery, Liberty Broadband, MGM Resorts, IAC, HF Sinclair

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Longleaf Partners Fund	Russell 1000® Value Index	S&P 500® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$8,120	$9,617	$10,138
Dec-2016	$9,802	$11,285	$11,351
Dec-2017	$11,323	$12,827	$13,829
Dec-2018	$9,287	$11,767	$13,223
Dec-2019	$10,663	$14,890	$17,386
Dec-2020	$11,785	$15,306	$20,585
Dec-2021	$14,564	$19,157	$26,494
Dec-2022	$11,178	$17,713	$21,696
Dec-2023	$13,916	$19,743	$27,399
Dec-2024	$15,142	$22,580	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Longleaf Partners Fund	8.80%	7.27%	4.24%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,267,969,718
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 8,631,487
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,267,969,718
Number of Portfolio Holdings	17
Advisory Fee (net of waivers)	$8,631,487
Portfolio Turnover	38%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	19.6%
Health Care	5.1%
Communications	5.7%
Technology	9.1%
Consumer Staples	9.8%
Financials	10.7%
Energy	10.8%
Industrials	13.4%
Consumer Discretionary	15.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Affiliated Managers Group, Inc.	6.4%
CNX Resources Corporation	6.0%
Fidelity National Information Services, Inc.	5.9%
FedEx Corporation	5.8%
IAC, Inc.	5.7%
Albertsons Companies, Inc. - Class A	5.6%
Mattel, Inc.	5.3%
Bio-Rad Laboratories, Inc. - Class A	5.1%
HF Sinclair Corporation	4.8%
Exor N.V.	4.3%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On September 18, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000117771
Shareholder Report [Line Items]
Fund Name	Longleaf Partners Global Fund
Trading Symbol	LLGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Longleaf Partners Global Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-global-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-global-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Global Fund	$111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Longleaf Partners Global Fund returned 10.50% for 2024, outperforming the FTSE Developed Value index but falling short of the FTSE Developed index. We grew your money since we wrote to you last January, delivering double-digit returns in aggregate on our investments we still own today. While the fourth quarter was disappointing compared to the market on the short-term scoreboard, the good news is that we improved the portfolio qualitatively and quantitatively through disciplined buying and selling.

Notable contributors

• CNX Resources, Kellanova, Millicom, Prosus, Fidelity National Information Services

Notable detractors

• Warner Bros. Discovery, MGM Resorts, Vivendi and Its Spin-offs, Eurofins, IAC

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Longleaf Partners Global Fund	FTSE Developed Index - Net Tax TR (USD) Index
Dec-2014	$10,000	$10,000
Dec-2015	$8,624	$9,919
Dec-2016	$10,386	$10,668
Dec-2017	$13,120	$13,141
Dec-2018	$11,000	$11,942
Dec-2019	$13,242	$15,198
Dec-2020	$13,714	$17,647
Dec-2021	$14,839	$21,330
Dec-2022	$11,256	$17,458
Dec-2023	$13,787	$21,578
Dec-2024	$15,234	$25,404

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Longleaf Partners Global Fund	10.50%	2.84%	4.30%
FTSE Developed Index - Net Tax TR (USD) Index	17.73%	10.82%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 249,624,729
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 2,204,540
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$249,624,729
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$2,204,540
Portfolio Turnover	62%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	6.6%
Materials	3.1%
Health Care	4.3%
Technology	4.7%
Industrials	8.9%
Energy	9.7%
Consumer Discretionary	10.7%
Financials	11.8%
Consumer Staples	15.1%
Communications	25.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exor N.V.	6.0%
Affiliated Managers Group, Inc.	5.8%
Canal + S.A.	5.6%
CNX Resources Corporation	5.6%
IAC, Inc.	5.4%
FedEx Corporation	5.2%
Albertsons Companies, Inc. - Class A	4.7%
Fidelity National Information Services, Inc.	4.7%
Millicom International Cellular S.A.	4.4%
Bio-Rad Laboratories, Inc. - Class A	4.3%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On September 18, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000025445
Shareholder Report [Line Items]
Fund Name	Longleaf Partners International Fund
Trading Symbol	LLINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Longleaf Partners International Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-international-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-international-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners International Fund	$104	1.05%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Longleaf Partners International Fund returned -1.99% for the year, trailing the relevant indexes. International equity markets remain out of favor, with capital flowing to the US due to its economic and market stability. Additionally, political instability in Europe, including government collapses in France and Germany and economic uncertainty in the UK, combined with leadership turmoil in Asia and Trump’s election and his “America-First” policies reigniting geopolitical risks, have driven international markets to sell off. Weaker than expected policy measures in China, coupled with leadership crises in Japan and South Korea, have further strained investor confidence, making the US a magnet for globally mobile capital. The threat of trade tariffs impacted individual stocks perceived as having high exposure and broader market sentiment. The strong US dollar accounted for much of the Fund’s underperformance towards the end of the year, alongside the market’s distaste toward temporarily out-of-favor companies. Differentiation from the benchmark, particularly with off-benchmark exposure to Mexico and HK/China, affected performance but also offers significant upside potential as these markets recover. Valuations in the portfolio are at attractive levels, with companies delivering strong results, generating free cash flow (FCF), and pursuing smart capital allocation. The fourth quarter was a buyer’s market, providing opportunities to add to undervalued holdings. Starting 2025, the portfolio remains well-positioned for long-term returns, with downside protection and opportunities for significant outperformance.

Notable contributors

• Premier Foods, Accor, Prosus, Millicom, Delivery Hero

Notable detractors

• Becle, Naver, Eurofins, Domino’s Pizza Group, Vivendi and Its Spin-offs, Melco

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Longleaf Partners International Fund	FTSE Developed ex North America Index - Net Tax TR (USD) Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,209	$9,955
Dec-2016	$10,332	$10,098
Dec-2017	$12,836	$12,774
Dec-2018	$11,926	$10,935
Dec-2019	$14,312	$13,284
Dec-2020	$14,137	$14,621
Dec-2021	$14,012	$16,073
Dec-2022	$11,393	$13,616
Dec-2023	$13,378	$16,115
Dec-2024	$13,111	$16,509

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Longleaf Partners International Fund	-1.99%	-1.74%	2.75%
FTSE Developed ex North America Index - Net Tax TR (USD) Index	2.45%	4.44%	5.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 641,442,839
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 6,243,544
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$641,442,839
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$6,243,544
Portfolio Turnover	39%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	3.7%
Health Care	0.8%
Technology	2.3%
Real Estate	3.2%
Industrials	4.5%
Materials	6.1%
Financials	11.9%
Communications	13.5%
Consumer Staples	16.6%
Consumer Discretionary	37.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Accor S.A.	6.3%
Premier Foods PLC	5.4%
Prosus N.V.	5.2%
Jollibee Foods Corporation	4.9%
Millicom International Cellular S.A.	4.8%
HDFC Bank Ltd.	4.7%
Glanbia PLC	4.6%
Eurofins Scientific	4.5%
Domino's Pizza Group PLC	4.2%
Exor N.V.	3.7%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On September 18, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000025444
Shareholder Report [Line Items]
Fund Name	Longleaf Partners Small-Cap Fund
Trading Symbol	LLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Longleaf Partners Small-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Small-Cap Fund	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Longleaf Partners Small-Cap Fund returned 9.69% for 2024 versus another growth-stock-driven return for the Russell 3000 and Russell 2000 while outperforming the most appropriate benchmark for the Fund, the Russell 2000 Value. We grew your money since we wrote to you last January, delivering double-digit returns in aggregate on our investments we still own today while holding more cash than normal. While the fourth quarter was disappointing compared to the market on the short-term scoreboard, the good news is that we improved the portfolio qualitatively and quantitatively through disciplined buying and selling during the year.

Notable contributors

• CNX Resources, Oscar Health, Liberty Live, Eastman Kodak, Graham Holdings

Notable detractors

• Anywhere Real Estate, Westrock Coffee, Gruma

Line Graph [Table Text Block]
	Longleaf Partners Small-Cap Fund	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,395	$9,559	$9,253	$10,048
Dec-2016	$11,319	$11,595	$12,190	$11,327
Dec-2017	$12,336	$13,294	$13,146	$13,721
Dec-2018	$11,532	$11,830	$11,455	$13,002
Dec-2019	$13,798	$14,849	$14,020	$17,035
Dec-2020	$14,370	$17,813	$14,669	$20,593
Dec-2021	$15,977	$20,453	$18,816	$25,877
Dec-2022	$12,897	$16,273	$16,091	$20,907
Dec-2023	$15,497	$19,028	$18,448	$26,334
Dec-2024	$16,999	$21,223	$19,934	$32,604

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Longleaf Partners Small-Cap Fund	9.69%	4.26%	5.45%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 2000® Value Index	8.05%	7.29%	7.14%
Russell 3000® Index	23.81%	13.86%	12.55%

AssetsNet	$ 690,069,210
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 6,300,896
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$690,069,210
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$6,300,896
Portfolio Turnover	27%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	12.6%
Communications	2.1%
Financials	5.1%
Energy	5.8%
Health Care	6.1%
Real Estate	16.7%
Consumer Staples	19.7%
Consumer Discretionary	31.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%	12.9%
Oscar Health, Inc. - Class A	6.1%
Gruma, S.A.B. DE C.V. - Class B	6.0%
Graham Holdings Company - Class B	5.9%
CNX Resources Corporation	5.9%
Mattel, Inc.	5.6%
PotlatchDeltic Corporation	5.6%
White Mountains Insurance Group Ltd.	5.1%
Atlanta Braves Holdings, Inc. - Class C	4.7%
Park Hotels & Resorts, Inc.	4.7%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On September 18, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.